Trade and Other Receivables - Other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross amount
Trade and Other Receivables [Line Items]
Trade receivables Face value	₩ 7,598,184	₩ 7,485,944
Trade receivables Allowance for doubtful accounts	(208,990)	(212,759)
Trade receivables Present value discount	0	(382)
Trade receivables	7,389,194	7,272,803
Other receivables Face value	2,528,084	2,552,077
Other receivables Allowance for doubtful accounts	(132,379)	(114,155)
Other receivables Present value discount	(4,860)	(6,976)
Other receivables	2,390,845	2,430,946
Current
Trade and Other Receivables [Line Items]
Trade receivables Face value	7,274,773	7,338,757
Other receivables Face value	2,363,967	2,327,640
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	0	0
Other receivables Face value	0	0
Trade and Other receivables: (impairment reviewed)
Trade and Other Receivables [Line Items]
Trade receivables Face value	323,411	147,187
Other receivables Face value	164,117	224,437
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	3,505	6,555
Other receivables Face value	46,399	98,220
60 ~ 90 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	28,729	1,899
Other receivables Face value	31,183	2,034
90 ~ 120 days
Trade and Other Receivables [Line Items]
Trade receivables Face value	10,687	2,106
Other receivables Face value	1,873	14,135
120 days ~ 1year
Trade and Other Receivables [Line Items]
Trade receivables Face value	34,036	37,357
Other receivables Face value	11,803	26,212
Over 1 year
Trade and Other Receivables [Line Items]
Trade receivables Face value	246,454	99,270
Other receivables Face value	₩ 72,859	₩ 83,836